Financial instruments - (Schedule of interest rate risk) (Details) - Interest rate risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	2.00%	2.00%
Effect of variance increase on after-tax profit	$ 4.5	$ 5.4
Effect of variance decrease on after-tax profit	$ (4.5)	$ (5.4)